Marketable Securities	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
5. Marketable Securities
Marketable securities consisted of the following at December 31, 2022.

December 31, 2022	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Marketable securities, available-for-sale:
U.S. treasury obligations	$15,756,902	$104,718	$—	$15,861,620

Total	$15,756,902	$104,718	$—	$15,861,620

As of December 31, 2022, the Company held three U.S. Treasury debt securities that were in an unrealized gain position totaling $104,718. There were no marketable securities as of December 31, 2021.
The Company received proceeds of $4.96
 million from maturities of marketable securities for the year ended December 31, 2022. The Company did not realize any gains or losses from maturities of marketable securities for the year ended December 31, 2022. There were no marketable securities as of December 31, 2021.